Impairment losses	12 Months Ended
Mar. 31, 2019
Impairment losses
Impairment losses

 4. Impairment losses

Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 “Basis of preparation” to the consolidated financial statements.

Accounting policies

Goodwill

Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.

For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash- generating units. If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.

The recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

Management prepares formal five year management plans for the Group’s cash generating units, which are the basis for the value in use calculations.

Property, plant and equipment and finite lived intangible assets

At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity- accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the income statement.

Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss reversal is recognised immediately in the income statement.

Impairment losses

Following our annual impairment review, the impairment charges recognised in the consolidated income statement within operating profit are stated below. Further detail on the events and circumstances that led to the recognition of the impairments charges is included later in this note.

		2019	2018	2017
Cash-generating unit	Reportable segment	€m	€m	€m
Spain	Spain	2,930	—	—
Romania	Other Europe	310	—	—
Vodafone Idea	Other Markets	255	—	—
Other	Common Functions	30	—	—
		3,525	—	—

For the year ended 31 March 2019, the Group recorded a loss on disposal of Vodafone India of €3,420 million, including a loss on disposal of €1,276 million and a foreign exchange loss of €2,079 million is included in discontinued operations. See note 26 “Acquisitions and disposals” for further details.

For the year ended 31 March 2018, the Group recorded a non-cash charge of €3,170 million (€2,245 million net of tax), included in discontinued operations, as a result of the re-measurement of Vodafone India’s fair value less costs of disposal.

For the year ended 31 March 2017, the Group recorded a non-cash impairment charge of €4,515 million in respect of the Group’s investment in India which, together with the recognition of an associated €840 million deferred tax asset, led to an overall €3,675 million reduction in the carrying value of Vodafone India, the results of which are included in discontinued operations. See note 7 “Discontinued operations and assets and liabilities held for sale” for further details.

Goodwill

The remaining carrying value of goodwill at 31 March was as follows:

	2019	2018
	€m	€m
Germany	12,479	12,479
Italy	3,654	3,654
	16,133	16,133
Other	7,220	10,601
	23,353	26,734

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDA	Projected adjusted EBITDA has been based on past experience adjusted for the following:

– In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new products and services are introduced. Fixed revenue is expected to continue grow as penetration is increased and more products and services are sold to customers, and

– In the Rest of the World, revenue is expected to continue to grow as the penetration of faster data-enabled devices and rises along with higher data bundle attachment rates, and new products and services are introduced. The segment is also expected to benefit from increased usage and penetration of M-Pesa in Africa; and

– Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to increase capacity, meet the population coverage requirements of certain of the Group’s licences and facilitate the continued growth in revenue and EBITDA discussed above. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. In the Rest of the World, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

The cash flow forecasts for licence and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	For businesses where the five year management plans are used for the Group’s value in use calculations, a long-term growth rate into perpetuity has been determined as the lower of:
– the nominal GDP growth rate forecasts for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten estimated by management.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s operations is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific Group operating company. In making this adjustment, inputs required are the equity market risk premium (that is the required return over and above a risk free rate by an investor who is investing in the market  as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific Group operating company relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s operations determined using an average of the betas of comparable listed telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the long term average equity market risk premium and the market risk premiums typically used by valuations practitioners.

Year ended 31 March 2019

For the year ended 31 March 2019, the Group recorded impairment charges of €2.9 billion, €0.3 billion, and €0.3 billion in respect of the Group’s investments in Spain, Romania and Vodafone Idea respectively. The impairment charges with respect to Spain and Romania relate solely to goodwill and the impairment charge with respect to Vodafone Idea relates to the joint venture’s carrying value. All impairment charges are recognised in the consolidated income statement within operating (loss)/profit. The recoverable amounts for Spain and Romania are €7.1 billion and €0.7 billion respectively and are based on value in use calculations. The recoverable amount for the Group’s stake in Vodafone Idea is €1.6 billion and is based on its fair value less costs of disposal.

Following challenging current trading and economic conditions, management has reassessed the expected future business performance in Spain. Following this reassessment, projected cash flows are lower and this has led to an impairment charge with respect to the Group’s investment in Spain. The impairment charge with respect to the Group’s investment in Romania was driven by an increase in the yield on Romanian government bonds which increased the discount rate and management’s reassessment of the long-term growth rate applied beyond the five-year business plan.

Vodafone Idea Limited

The Group’s investment in Vodafone Idea was tested for impairment at 31 March 2019 in accordance with applicable IFRS. Impairment testing was considered appropriate as a result of market conditions and declines in the quoted share price of the company during the period.

The market environment in India remains highly challenging with significant pricing pressure, which has led to industry consolidation but a significantly lower level of profitability and greater pressure on financing. Management continues to consider it reasonable to assume an overall market and pricing recovery, however the timing and magnitude remains highly uncertain. Accordingly, there are a wide range of potential outcomes in deriving a current view of future business performance, cash flows and debt financing requirements for value in use purposes.

Management has concluded that the fair value less costs of disposal based on an observable share price is the appropriate basis to determine the recoverable amount of the Group’s investment in Vodafone Idea for the purpose of impairment testing for the year ended 31 March 2019. Where the recoverable amount is less than the investment’s carrying amount, the carrying amount is reduced to the recoverable amount and an impairment is recognised.

The investment in Vodafone Idea was also tested for impairment as at 30 September 2018. The share price of INR38.55 implied a recoverable amount of INR152 billion (€1.8 billion) which was lower than the carrying value of the investment at the same date. An impairment charge of €0.3 billion was recognised to reduce the carrying value of the joint venture in the Group’s consolidated statement of financial position.

Following the formal announcement of the terms of Vodafone Idea’s rights issue on 20 March 2019, the Vodafone Idea share price went ‘ex-rights’ on 29 March 2019 and closed at INR18.25. Based on information available to management on 31 March 2019, the recoverable amount of the Group’s investment in Vodafone Idea was determined based on key assumptions relating to the number of new shares to which management intended to subscribe (8.8 billion) and the associated cost under the terms of the rights issue (INR12.5 per share). After taking into account these key assumptions and the quoted share price, the recoverable amount of the Group’s interest in Vodafone Idea was determined to be INR123 billion (€1.6 billion) as at 31 March 2019.

Vodafone Idea’s share price is observable in a quoted market and is considered a level 1 input under the IFRS 13 fair value hierarchy. As management has also considered the observable and unquoted inputs related to the number and cost of the new shares to be issued under the rights issue, the recoverable amount quoted above is considered to be a level 2 valuation under the IFRS 13 fair value hierarchy.

The recoverable amount is €0.2 billion higher than the carrying value of the investment as at 31 March 2019 and no further changes to the carrying value or impairment charge recognised in September 2018 are required.

The carrying value of Vodafone Idea that has been tested for impairment is dependent on a wide range of assumptions, including the level of market pricing and the realisation of anticipated merger-related operating expenses and capital expenditure synergies. Should any of the assumptions not materialise, in whole or in part, these will impact the entity’s expected future cash flows and may result in a future impairment. The carrying value is also dependent on the ability of the entity to refinance its liabilities as they fall due. Should this not be achievable, this will impact the liquidity of Vodafone Idea and will result in a future impairment, in whole or in part, of the Group’s investment.

Based solely on the closing share price of Vodafone Idea on 13 May 2019, the recoverable amount of the Group’s 45.2% interest would be €0.6 billion lower than the recoverable amount as at 31 March 2019. No adjustment has been made to the carrying value of the Vodafone Idea joint venture as this is considered a non-adjusting event.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	10.5	9.3	11.1
Long-term growth rate	0.5	1.0	0.5	1.0
Projected adjusted EBITDA[1]	2.9	(0.1)	9.2	3.8
Projected capital expenditure[2]	16.9-19.9	12.2-12.5	17.1-18.4	12.1-12.7

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

The estimated recoverable amount of the Group’s operations in Germany, Italy, Spain and Romania exceed their carrying values by €7.4 billion, €2.7 billion, €0.5 billion and €0.1 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2019.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	Spain	Romania
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	2.1	2.5	0.5	1.2
Long-term growth rate	(2.2)	(2.9)	(0.7)	(1.5)
Projected adjusted EBITDA[1]	(4.9)	(4.6)	(1.3)	(2.0)
Projected capital expenditure[2]	15.4	11.2	2.7	3.3

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Management considered the following reasonably possible changes in the key EBITDA[1] assumption while leaving all other assumptions unchanged. The associated impact on the impairment assessment is presented in the table below.

Management believes that no reasonably possible or foreseeable change in any of the other assumptions included in the table above would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

	Recoverable amount less carrying value
	Decrease by 2pps	Base Case	Increase by 2pps
	€bn	€bn	€bn
Germany	4.2	7.4	10.8
Italy	1.5	2.7	4.1
Spain	(0.3)	0.5	1.4
Romania	0.0	0.1	0.2

Note:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

The carrying values for Vodafone UK, Portugal and Ireland include goodwill arising from their acquisition by the Group and/or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies are not materially greater than their carrying value, each has a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value.

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2019.

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.7	1.2	0.7
Long-term growth rate	(0.9)	(1.4)	(0.7)
Projected adjusted EBITDA[1]	(1.9)	(2.7)	(1.4)
Projected capital expenditure[2]	3.3	8.4	3.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

VodafoneZiggo

Following the merger, the recoverable amount for VodafoneZiggo is not materially greater than its carrying value. If adverse impacts of economic, competitive, regulatory or other factors were to cause significant deterioration in the operations of VodafoneZiggo and the entity’s expected future cash flows, this may lead to an impairment loss being recognised.

Year ended 31 March 2018

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	9.7	10.4	9.8
Long-term growth rate	0.5	1.5	1.0	1.5
Projected adjusted EBITDA[1]	3.7	5.9	(2.6)	2.6
Projected capital expenditure[2]	16.6–18.8	16.8–17.4	12.1–13.3	11.9–14.6

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Other than as disclosed below, management believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

The estimated recoverable amount of the Group’s operations in Germany, Spain and Romania exceed their carrying values by €7.7 billion, €0.3 billion and €nil respectively. The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	2.0	0.2	0.1
Long-term growth rate	(2.3)	(0.2)	(0.1)
Projected adjusted EBITDA[1]	(3.3)	(0.3)	(0.1)
Projected capital expenditure[2]	16.3	1.4	0.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The carrying values for Vodafone UK, Portugal, Ireland and Czech Republic include goodwill arising from their acquisition by the Group and/or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies are not materially greater than their carrying value, each has a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value. The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.6	1.0	3.1
Long-term growth rate	(0.6)	(0.7)	(1.1)	(4.0)
Projected adjusted EBITDA[1]	(0.8)	(1.0)	(1.5)	(4.0)
Projected capital expenditure[2]	3.2	4.2	6.4	16.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2017

During the year ended 31 March 2017, Vodafone India was classified as a discontinued operation and was consequently valued at fair value less costs of disposal. Vodafone India’s fair value less costs of disposal was not observable in a quoted market and accordingly was determined with reference to the outcomes from the application of a number of potential valuation techniques, which were considered to result in a “level 2” valuation[1]. As such significant judgement was required and involved the use of estimates. The two bases of valuation which were given the strongest weighting in the overall assessment of fair value are set out below. Fair value less costs of disposal excluding net debt was assessed to be INR 971 billion, equivalent to €14.0 billion. See note 7 “Discontinued operations and assets and liabilities held for sale” for further details.

–  The contracted cash price for the sale of a portion of the entity to the Aditya Birla Group as part of the planned disposal of Vodafone India, adjusted for the agreed level of debt which is an observable price relating to Vodafone India; and

–  The share price of Idea Cellular prior to the announcement of the plan to dispose of Vodafone India and participate with Idea Cellular in the planned jointly controlled entity, adjusted for transaction specific factors. Idea Cellular equity shares are the primary component of the consideration for Vodafone India to be received by the Group, and the value of the Idea Cellular shares has been adjusted to reflect 50% of the estimated cost synergies that management expects to be realised by the jointly controlled entity. A 10% increase or reduction in the expected cost synergies included in this determination of fair value would result in a €220 million increase or reduction, respectively, in the fair value less costs of disposal of Vodafone India calculated using this approach.

Note:

1	Level 2 classification comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.4	9.7	10.3	9.0
Long-term growth rate	0.5	1.5	1.0	1.0
Projected adjusted EBITDA[1]	3.0	7.9	(0.8)	0.1
Projected capital expenditure[2]	14.9–16.5	14.3-15.8	12.7-14.2	12.6-15.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

Other than as disclosed below, management believed that no reasonably possible change in any of the above key assumptions would cause the carrying value of any cash-generating unit to materially exceed its recoverable amount.

The estimated recoverable amount of the Group’s operations in Germany, Spain and Romania exceed their carrying values by €3.5 billion, €1.0 billion and €0.2 billion respectively. The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2017:

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.9	0.6	1.5
Long-term growth rate	(1.0)	(0.7)	(1.7)
Projected adjusted EBITDA[1]	(1.6)	(1.1)	(1.9)
Projected capital expenditure[2]	7.6	4.4	7.1

Notes:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The carrying values for Vodafone UK, Portugal, Ireland and Czech Republic include goodwill arising from their acquisition by the Group and/ or the purchase of operating licences or spectrum rights. While the recoverable amounts for these operating companies were not materially greater than their carrying value, each had a lower risk of giving rise to impairment that would be material to the Group given their relative size or the composition of their carrying value. The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2017:

	Change required for carrying value
	to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.8	0.6	2.1
Long-term growth rate	(0.6)	(0.9)	(0.6)	(2.4)
Projected adjusted EBITDA[1]	(0.8)	(1.2)	(0.9)	(2.8)
Projected capital expenditure[2]	3.2	4.3	3.9	12.0

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure , which excludes licences and spectrum, is expressed as of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.